UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

ValueShares U.S. Quantitative Value ETF

ValueShares International Quantitative Value ETF
Semi-Annual Report

March 31, 2015

ALPHA ARCHITECT ETF TRUST

ALPHA ARCHITECT ETF TRUST

ALLOCATION OF PORTFOLIO HOLDINGS
MARCH 31, 2015 (Unaudited)

			Common
	Cash*		Stocks	Total
ValueShares U.S. Quantitative Value ETF	—	**	100%	100%
ValueShares International Quantitative Value ETF	1%		99%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

* Cash, cash equivalents and other assets less liabilities.
** Percentage is less than 0.5%.

VALUESHARES U.S. QUANTITATIVE VALUE ETF

SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.4%
7,597	Orbital ATK, Inc.	$582,158
Apparel Retail - 5.2%
17,976	Foot Locker, Inc.	1,132,488
23,128	The Gap, Inc.	1,002,136
		2,134,624
Apparel, Accessories & Luxury Goods - 4.5%
25,458	Coach, Inc.	1,054,725
9,648	Fossil Group, Inc. (a)	795,478
		1,850,203
Auto Parts & Equipment - 4.9%
45,086	Dana Holding Corp.	954,020
20,082	Magna International, Inc.	1,077,600
		2,031,620
Communications Equipment - 5.0%
14,092	Harris Corp.	1,109,886
18,544	InterDigital, Inc.	940,923
		2,050,809
Computer & Electronics Retail - 4.9%
27,916	Best Buy Co., Inc.	1,054,945
25,908	GameStop Corp. Class A	983,468
		2,038,413
Construction & Engineering - 5.1%
17,493	Fluor Corp.	999,900
24,597	Jacobs Engineering Group, Inc. (a)	1,110,800
		2,110,700
Construction Machinery & Heavy Trucks - 2.2%
11,217	Caterpillar, Inc.	897,697
Data Processing & Outsourced Services - 2.4%
15,321	Computer Sciences Corp.	1,000,155
Department Stores - 5.8%
8,404	Dillards, Inc. Class A	1,147,230
15,978	Kohl’s Corp.	1,250,279
		2,397,509
Fertilizers & Agricultural Chemicals - 2.2%
3,169	CF Industries Holdings, Inc.	898,982
Human Resource & Employment Services - 3.0%
14,197	Manpowergroup, Inc.	1,223,072
Industrial Machinery - 2.4%
7,998	Valmont Industries, Inc.	982,794

VALUESHARES U.S. QUANTITATIVE VALUE ETF

SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Fair Value
Integrated Oil & Gas - 4.4%
13,512	Hess Corp.	$917,059
12,196	Occidental Petroleum Corp.	890,308
		1,807,367
Integrated Telecommunication Services - 2.2%
28,446	AT&T, Inc.	928,762
Leisure Products - 1.6%
15,194	Vista Outdoor, Inc. (a)	650,607
Managed Health Care - 10.5%
10,133	Aetna, Inc.	1,079,468
6,817	Anthem, Inc.	1,052,613
17,451	Health Net, Inc. (a)	1,055,611
6,337	Humana, Inc.	1,128,113
		4,315,805
Movies & Entertainment - 2.3%
14,197	Viacom, Inc.	969,655
Oil & Gas Drilling - 2.5%
15,158	Helmerich & Payne, Inc.	1,031,805
Oil & Gas Equipment & Services - 9.3%
21,947	Cameron International Corp. (a)	990,249
23,857	Halliburton Co.	1,046,845
16,557	National Oilwell Varco, Inc.	827,684
18,211	Oceaneering International, Inc.	982,119
		3,846,897
Oil & Gas Exploration & Production - 2.3%
20,240	Murphy Oil Corp.	943,184
Oil & Gas Refining & Marketing - 5.9%
12,722	Tesoro Corp.	1,161,391
20,291	Valero Energy Corp.	1,290,914
		2,452,305
Technology Hardware, Storage & Peripherals - 4.5%
8,662	Apple, Inc.	1,077,812
12,340	SanDisk Corp.	785,071
		1,862,883
Tires & Rubber - 2.9%
27,641	Cooper Tire & Rubber Co.	1,184,140

VALUESHARES U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Fair Value
Trading Companies & Distributors - 2.4%
14,056	WESCO International, Inc. (a)	$982,374
	TOTAL COMMON STOCKS
	(Cost $39,260,506)	$41,174,520
	TOTAL INVESTMENTS - 99.8%
	(Cost $39,260,506)	$41,174,520
	Other Assets in Excess of Liabilities - 0.2%	62,993
	TOTAL NET ASSETS - 100.0%	$41,237,513

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

VALUESHARES INTERNATIONAL QUANTITATIVE VALUE ETF

SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.1%
Australia - 6.8%
8,230	Flight Centre Travel Group Ltd.	$248,541
121,810	Fortescue Metals Group Ltd.	181,842
8,540	Woodside Petroleum Ltd.	224,535
33,170	WorleyParsons Ltd.	241,270
		896,188
Belgium - 2.1%
10,100	bpost S.A.	283,500
Finland - 1.8%
11,050	Fortum Oyj	232,402
France - 6.5%
2,870	Cie Generale des Etablissements Michelin	285,790
6,930	Faurecia	303,274
4,280	Technip S.A.	259,418
		848,482
Germany - 4.0%
3,620	Hochtief Ag	274,725
14,720	TUI AG	258,940
		533,665
Hong Kong - 1.5%
146,720	SJM Holdings Ltd.	191,901
Israel - 2.0%
141,040	Bezeq Israeli Telecommmunication Corp. Ltd.	262,990
Italy - 2.4%
18,820	Pirelli & Co. SpA	312,850
Japan - 56.8%
5,000	ABC-MART, Inc.	293,075
22,000	Alfresa Holdings Corporation	310,918
7,000	Bridgestone Corp.	281,086
14,000	Canon Marketing Japan, Inc.	281,436
17,000	COMSYS Holdings, Corp.	210,489
19,000	DAIHATSU MOTOR Co., Ltd.	291,174
60,000	EBARA Corp.	253,637
7,000	Fuji Heavy Industries Ltd.	232,935
66,000	GungHo Online Entertainment, Inc.	258,640
8,000	Hitachi High-Technologies Corp.	244,466
7,000	HOYA Corp.	281,173
30,000	KINDEN Corp.	375,703
4,000	LAWSON, Inc.	277,817
12,000	Maruichi Steel Tube Ltd.	284,754
26,000	MITSUBISHI MOTORS Corp.	235,211
12,000	Namco Bandai Holdings, Inc.	233,927

VALUESHARES INTERNATIONAL QUANTITATIVE VALUE ETF

SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Fair Value
30,000	NHK SPRING Co., Ltd.	$313,420
10,000	NIPPO Corp.	165,590
8,000	OTSUKA Corp.	341,518
8,000	Otsuka Holdings Co., Ltd.	250,769
10,000	Seiko Epson Corp.	177,679
20,000	Sekisui Chemical Co., Ltd.	259,974
40,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	262,476
17,000	Sumitomo Rubber Industries, Ltd.	314,387
30,000	The Yokohama Rubber Co., Ltd.	310,168
12,000	TOKAI RIKA Co., Ltd.	279,051
40,000	TOSHIBA TEC Corp.	265,144
13,000	Toyo Tire & Rubber Co., Ltd.	234,886
		7,521,503
Norway - 1.8%
27,700	Subsea 7 S.A.	238,464
Spain - 3.9%
7,604	ACS, Actividades de Construccion y Servicios, S.A.	269,814
5,890	Tecnicas Reunidas S.A.	247,628
		517,442
United Kingdom - 9.5%
14,450	Anglo American PLC	216,923
12,440	BHP Billiton PLC	271,911
69,220	J Sainsbury PLC	266,148
6,070	Rio Tinto PLC	249,596
6,480	The Berkeley Group Holdings PLC	253,670
		1,258,248
	TOTAL COMMON STOCKS
	(Cost $12,708,748)	$13,097,635
	TOTAL INVESTMENTS - 99.1%
	(Cost $12,708,748)	$13,097,635
	Other Assets in Excess of Liabilities - 0.9%	120,278
	TOTAL NET ASSETS - 100.0%	$13,217,913

Percentages are stated as a percent of net assets.

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STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2015 (Unaudited)

	Value Shares	Value Shares
	U.S.	International
	Quantitative	Quantitative
	Value ETF	Value ETF
Assets:
Investments, at fair value	$41,174,520	$13,097,635
Cash	135,420	54,947
Receivable for Fund shares sold	2,755,250	—
Dividends and interest receivable	44,827	73,889
Total Assets	44,110,017	13,226,471
Liabilities:
Payable for investment securities purchased	2,751,460	—
Accrued investment advisory fees	25,235	8,558
Accrued other fees	95,809	—
Total Liabilities	2,872,504	8,558
Net Assets	$41,237,513	$13,217,913

Net Assets Consist of:
Capital Stock	$39,192,100	$12,778,465

Undistributed (Accumulated) Net Investment Income (Loss)	(39)	50,614
Undistributed (Accumulated) Net Realized Gain (Loss)	131,438	(53)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,914,014	758,187
Foreign currency	—	(369,300)
Net assets	$41,237,513	$13,217,913

Calculation of Net Asset Value Per Share:
Net Assets	$41,237,513	$13,217,913
Shares Outstanding (unlimited shares of beneficial interest authorized, par value)	1,504,000	500,000

Net Asset Value, Redemption Price and Offering Price per Share	$27.42	$26.44

Cost of Investments	$39,260,506	$12,708,748

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STATEMENT OF OPERATIONS
MARCH 31, 2015 (Unaudited)

		Value Shares
	Value Shares U.S.	International
	Quantitative Value	Quantitative Value
	ETF	ETF
Investment Income:
Dividend income	$216,888	$104,086
Total investment income	216,888	104,086

Expenses:
Investment advisory fees	84,904	17,532
Total expenses	84,904	17,532

Net Investment Income	131,984	86,554

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(667,250)	10,299
In-kind redemptions	798,645	—
Foreign currency	43	(10,352)
	131,438	(53)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,914,014	758,187
Foreign currency	—	(369,300)
	1,914,014	388,887
Net realized and unrealized gain on investments	2,045,452	388,834
Net increase in net assets resulting from operations	$2,177,436	$475,388

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STATEMENT OF CHANGES IN NET ASSETS

		Value Shares
	ValueShares U.S.	International
	Quantitative Value	Quantitative Value
	ETF	ETF

	October 22, 2014	December 17, 2014
	through March 31,	through March 31,
	2015	2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$131,984	$86,554
Net realized gain (loss) on investments	131,438	(53)
Change in net unrealized appreciation on investments	1,914,014	388,887
Net increase in net assets resulting from operations	2,177,436	475,388

Distributions to Shareholders:
Net investment income:
Net investment income	(132,023)	(35,940)
Total distributions to shareholders	(132,023)	(35,940)

Capital Share Transactions:
Total increase (decrease) in net assets from net change in capital share transactions	39,192,100	12,778,465
Total increase in net assets	41,237,513	13,217,913
Net Assets
Beginning of period	—	—
End of period	$41,237,513	$13,217,913
Undistributed Net Investment Income (Loss), End of Period	$(39)	$50,614

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	1,954,000	500,000
Shares repurchased	(450,000)	—
Shares outstanding, end of period	1,504,000	500,000

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FINANCIAL HIGHLIGHTS
MARCH 31, 2015

											Net Assets,			Net Investment
		Net Asset Value,			Net Increase in				Net Asset		End of			Income after
		Beginning of		Net Realized and	Net Asset Value	Dividends from			Value, End		Year/			Expense	Portfolio
		Year/	Net Investment	Unrealized Gain	Resulting from	Net Investment	Return of Capital	Total	of Year/	Total	Period			Reimbursement/	Turnover
		Period	Income1	on Investments	Operations	Income	Distribution	Distributions	Period	Return2	(,000)	Total Expenses3	Net Expenses3	Recoupment3	Rate4

	October 22,
	20145 to
ValueShares U.S.	March 31,
Quantitative Value ETF	2015	$25.00	$0.14	$2.39	$2.53	$(0.11)	$—	$(0.11)	$27.42	10.12%	$41,238	0.79%	0.79%	1.23%	0%

	December 17,
	20145 to
ValueShares International	March 31,
Quantitative Value ETF	2015	$25.00	$0.29	$1.26	$1.55	$(0.11)	$—	$(0.11)	$26.44	6.22%	$13,218	0.80%	0.80%	3.95%	0%

1	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3	For periods of less than one year, these ratios are annualized.

4	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

5	Commencement of operations.

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF (individually the “Fund” or collectively the “Funds”)  are series of Alpha Architect ETF Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on October 11, 2013.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objectives of the Funds are to seek long-term capital appreciation by investing in securities that the Adviser believes, based on quantitative analysis, are undervalued at the time of purchase. ValueShares U.S. Quantitative Value ETF commenced operations on October 22, 2014 and ValueShares International Quantitative Value ETF commenced operations on December, 17, 2014.

Shares of the Funds are listed and traded on BATS Global Markets, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii)a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited) (Continued)

principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2015, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited) (Continued)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

ValueShares U.S. Quantitative Value ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,174,520	$—	$—	$41,174,520
Total Investments in Securities	$41,174,520	$—	$—	$41,174,520

ValueShares International Quantitative Value ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,097,635	$—	$—	$13,097,635
Total Investments in Securities	$13,097,635	$—	$—	$13,097,635

*For further detail on each asset class, see the Schedule of Investments.

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Funds recognized no transfers to/from any level.  The Funds did not invest in any Level 2 or Level 3 investments during the period.

B.          Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited) (Continued)

C.          Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended March 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended March 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits.  The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended March 31, 2015, the Funds did not incur any interest of penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations

D.          Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.          Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared  and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.          Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results  could differ from those estimates.

G.         Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.          Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited) (Continued)

occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.           Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued.  There were no events or transactions that occurred during the period ended March 31, 2015 that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.            Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee.  For services provided to the Funds, ValueShares U.S. Quantitative Value ETF pays the Adviser 0.79% per month. For services provided to the Fund, ValueShares International Quantitative Value ETF paid the Adviser 0.99% from December 17, 2014 to December 31, 2014. Effective January 1, 2015, ValueShares International Quantitative Value ETF began paying the Adviser a monthly fee of 0.79%.  The monthly advisor fee is calculated on an annualized basis on each Fund’s average daily net assets.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2015, purchases and sales of securities for the Fund,

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NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited) (Continued)

excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$15,570,611	$5,297,964
ValueShares International Quantitative Value ETF	—	—

For the period ended March 31, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$40,503,276	$11,646,855
ValueShares International Quantitative Value ETF	$12,708,748	—

There were no purchases or sales of U.S. Government securities during the period.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2015 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds do not have a full fiscal year):

	ValueShares U.S Quantitative Value ETF	ValueShares International Quantitative Value ETF
Tax cost of investments	$39,260,506	$12,708,748

Gross unrealized appreciation	2,761,692	963,617
Gross unrealized depreciation	(847,678)	(574,730)

Net unrealized appreciation/(depreciation)	$1,914,014	$388,887

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2015 (Unaudited)(Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended March 31, 2015 was as follows:

Ordinary Income
ValueShares U.S. Quantitative Value ETF	$132,023
ValueShares International Quantitative Value ETF	$35,940

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Period Ended		Period Ended
	March 31, 2015		March 31, 2015

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.0%	7	9.7%
0.75% to 0.999%	0	0.0%	8	11.1%
0.50% to 0.749%	1	0.9%	12	16.7%
0.25% to 0.499%	6	5.4%	13	18.1%
0.00% to 0.249%	74	66.7%	13	18.1%
-0.001% to -0.249%	26	23.4%	9	12.5%
-0.25% to -0.499%	3	2.7%	5	6.9%
-0.50% to -0.749%	1	0.9%	3	4.2%
-0.75% to -0.999%	0	0.0%	0	0.0%
-1.00% or more	0	0.0%	2	2.8%
	111	100.0%	72	100.0%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
MARCH 31, 2015 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Annualized	Beginning	Ending	Expenses Paid During
	Expense	Account Value	Account Value	the Period Ended
	Ratio	October 1, 2014	March 31, 2015	March 31, 2015

ValueShares U.S. Quantitative Value ETF1
Actual	0.79%	$1,000.00	$1,101.20	$3.66
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,018.57	3.52
ValueShares International Value ETF2
Actual	0.80%	$1,000.00	$1,062.20	$2.37
Hypothetical (5% annual return before expenses)	0.80%	1,000.00	1,012.08	2.32

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from October 22, 2014 (commencement of operations) to March 31, 2015, multiplied by the number of days since commencement of operations to March 31, 2015, then divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from December 17, 2014 (commencement of operations) to March 31, 2015, multiplied by the number of days since commencement of operations to March 31, 2015, then divided by 365.

ALPHA ARCHITECT ETF T RUST

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.alphaarchitect.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaarchitect.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending September 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY (Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “optingout” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Baker Tilly Virchow Krause, LLP
777 E. Wisconsin Avenue, 32nd Floor
Milwaukee, Wisconsin 53202

Legal Counsel
Quinn Law Group, LLP
1515 Market Street
Suite 1200
Philadelphia, PA 19102

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title  /s/ Wesley Gray
                                   Wesley Gray, President, Principal Executive Officer

Date                            05/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Wesley Gray
                                     Wesley Gray, President, Principal Executive Officer

Date                              05/28/2015

By (Signature and Title)* /s/ John R. Vogel
                                                  John R. Vogel, Chief Financial Officer and Treasurer

Date                             05/28/2015

* Print the name and title of each signing officer under his or her signature.